Related parties transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Disclosure of transactions between related parties

	Three months ended		Six months ended
($ millions)	June 30, 2019(1)	June 30, 2018	June 30, 2019(1)	June 30, 2018
Sales from the Company to former parent	—	1	—	2
Contract manufacturing revenues from former parent	—	—	47	—
Purchases of the Company from former parent	—	1	19	2

($ millions)	December 31, 2018(1)
Trade and other receivables from former parent	20
Trade and other payables to former parent	85
Other financial receivables from former parent	39
Other financial liabilities to former parent	67
(1)
Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).